INCOME TAXES - Movement in Deferred Tax Balances (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Statement Line Items [Line Items]
Balance	$ 641	$ 115
Recognized in profit or loss	389	(346)
Recognized in OCI		872
Other	(35)
Balance	995	641
Mark to market (gains) losses on derivative instruments
Statement Line Items [Line Items]
Balance		(17,586)
Recognized in profit or loss		17,586
Partnership income deferred for tax
Statement Line Items [Line Items]
Balance		(3,542)
Recognized in profit or loss		3,542
Book to tax differences on other assets
Statement Line Items [Line Items]
Balance	4,824	27,316
Recognized in profit or loss	(3,794)	(23,364)
Recognized in OCI		872
Other	(35)
Balance	995	4,824
Convertible debentures
Statement Line Items [Line Items]
Balance	(4,183)	(6,073)
Recognized in profit or loss	$ 4,183	1,890
Balance		$ (4,183)